Subsequent Events (Details) - USD ($)					6 Months Ended	12 Months Ended
	Jul. 14, 2025	Jul. 07, 2025	Jan. 02, 2025	Jan. 23, 2023	Jun. 30, 2025	Dec. 31, 2023	May 31, 2025	Dec. 31, 2024	May 31, 2024
Subsequent Events [Line Items]
Percentage of voting power					87.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares sale (in Shares)			1,535,000
Ordinary shares per share (in Dollars per share)			$ 0.00001
Sale of per share price (in Dollars per share)			$ 2
Gross proceeds			$ 3,070,000
Percentage of outstanding common stock	70.00%
Percentage of retaining common stock	30.00%
DiamiR Biosciences Corp. [Member]
Subsequent Events [Line Items]
Ordinary shares per share (in Dollars per share)							$ 0.001		$ 0.001
DiamiR Biosciences Corp. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds		$ 4,000,000
Closing price of common stock		$ 500,000
Warrant exercise price (in Dollars per share)		$ 0.01
Warrant exercise term		5 years
Received cash fee		$ 250,000
Lieu of a number of warrants		$ 250,000
DiamiR Biosciences Corp. [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Events [Line Items]
Face amount					$ 150,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares sale (in Shares)			1,535,000	10		215,959
Ordinary shares per share (in Dollars per share)			$ 0.00001	$ 10	$ 0.00001	$ 0.00001		$ 0.00001
Sale of per share price (in Dollars per share)			$ 2
Gross proceeds			$ 3,070,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares sale (in Shares)			1,535,000
Ordinary shares per share (in Dollars per share)			$ 0.00001
Sale of per share price (in Dollars per share)			$ 2
Gross proceeds			$ 3,070,000